CONSOLIDATED INCOME STATEMENT € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($) $ / shares
Consolidated income statement
Revenue		$ 8,596		$ 7,014		$ 5,795
Cost of sales		(7,210)		(5,786)		(4,817)
Gross profit/(loss)		1,386		1,228		978
Sales, general and administration expenses		(450)		(462)		(353)
Intangible amortization		(264)		(191)		(122)
Operating profit/(loss)		672		575		503
Finance expense		(649)		(682)		(590)
Finance income				88
Profit/(loss) before tax		23		(19)		(87)
Income tax (charge)/credit		40		(55)		(70)
Profit/(loss) for the year	€ 54	63	€ (67)	(74)	€ (140)	(157)
Profit/(loss) attributable to:
Owners of the parent		$ 63		$ (74)		$ (157)
Profit/(loss) per share:
Basic profit/(loss) for the year attributable to equity holders | $ / shares		$ 0.27		$ (0.37)		$ (0.78)
Before exceptional items
Consolidated income statement
Revenue		$ 8,596		$ 7,014		$ 5,795
Cost of sales		(7,110)		(5,771)		(4,776)
Gross profit/(loss)		1,486		1,243		1,019
Sales, general and administration expenses		(401)		(332)		(305)
Intangible amortization		(264)		(191)		(122)
Operating profit/(loss)		821		720		592
Finance expense		(517)		(497)		(575)
Profit/(loss) before tax		304		223		17
Income tax (charge)/credit		(98)		(104)		(106)
Profit/(loss) for the year		206		119		(89)
Exceptional items
Consolidated income statement
Cost of sales		(100)		(15)		(41)
Gross profit/(loss)		(100)		(15)		(41)
Sales, general and administration expenses		(49)		(130)		(48)
Operating profit/(loss)		(149)		(145)		(89)
Finance expense		(132)		(185)		(15)
Finance income				88
Profit/(loss) before tax		(281)		(242)		(104)
Income tax (charge)/credit		138		49		36
Profit/(loss) for the year		$ (143)		$ (193)		$ (68)